Note 10 - Commitments, Contingencies and Guarantees - Operating Lease Commitments (Details) $ in Thousands	Sep. 30, 2018 USD ($)
Statement Line Items [Line Items]
Operating leases	$ 2,061
Not later than one year [member]
Statement Line Items [Line Items]
Operating leases	440
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Operating leases	915
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Operating leases	706
Later than five years [member]
Statement Line Items [Line Items]
Operating leases